Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Operating Expenses [Abstract]
Schedule of Operating Expenses	For the six months ended June 30, 2024 and 2023, operating expenses consisted of the following:
	Six months ended
	June 30,
Sales and marketing	2024	2023
Salaries and Benefits	$745,716	$615,147
Professional and consulting fees	655,810	1,143,077
Office expenses	25,360	-
Travel and entertainment	46,832	57,943
Depreciation and amortization	2,336	-
Marketing and advertising	885,051	2,176,808
	$2,361,105	$3,992,975
	Six months ended
	June 30,
Research and development	2024	2023
Salaries and benefits	$2,055,067	$2,028,880
Professional fees	299,044	665,894
Clinical studies	322,000	2,162,000
Office expenses	87,885	193,936
Travel and entertainment	59,123	100,383
Depreciation and amortization	284,591	210,875
Materials for clinical studies	134,912	119,261
	$3,242,622	$5,481,229

	Six months ended
	June 30,
General and administrative	2024	2023
Salaries and benefits	$1,524,397	$1,271,181
Employee stock option expense	1,028,383	1,668,673
Professional and consulting fees	1,038,126	1,146,792
Office expenses	411,367	345,752
Insurance	261,473	478,149
Travel and entertainment	48,872	69,924
Depreciation and amortization	210,021	246,710
	$4,522,639	$5,227,181